Shareholder Fees - FidelitySeriesGlobalexUSIndexFund-PRO	Dec. 30, 2023 USD ($)
FidelitySeriesGlobalexUSIndexFund-PRO | Fidelity Series Global ex U.S. Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none